UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04725
                                                     ---------

                         Phoenix Investment Series Fund
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,            John H. Beers, Esq.
   Counsel and Secretary for Registrant        Vice President and Counsel
      Phoenix Life Insurance Company         Phoenix Life Insurance Company
             One American Row                       One American Row
          Hartford, CT 06103-2899               Hartford, CT 06103-2899
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                    Date of reporting period: October 31,2007
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                  [LOGO OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT



Phoenix Income & Growth Fund














                     |                   | WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:          |                   | DOCUMENT E-MAILED TO YOU?
PHOENIX INVESTMENT   |                   | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
SERIES FUND          | October 31, 2007  | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------
NOT FDIC INSURED     | NO BANK GUARANTEE | MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders.....................................................   1

Disclosure of Fund Expenses.................................................   2

Phoenix Income & Growth Fund................................................   3

Notes to Financial Statements...............................................  19





--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Investment Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended October 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.


Sincerely,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

NOVEMBER 2007

PHOENIX INVESTMENT SERIES FUND



DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF MAY 1, 2007 TO OCTOBER 31, 2007)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund in the Investment Series Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Investment Series Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of invest-ing in your Fund and other funds. To do so, compare these 5% hypo-thetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is use-ful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

EXPENSE TABLE
--------------------------------------------------------------------------------
                              Beginning      Ending                 Expenses
                               Account       Account  Annualized      Paid
                                Value         Value     Expense      During
                                5/1/07       10/31/07    Ratio       Period*
--------------------------------------------------------------------------------
INCOME & GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A.............          $1,000.00     $1,034.70     1.30%      $ 6.67
Class B.............           1,000.00      1,030.70     2.04        10.44
Class C.............           1,000.00      1,030.40     2.04        10.44

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A.............           1,000.00      1,018.57     1.30         6.64
Class B.............           1,000.00      1,014.79     2.04        10.41
Class C.............           1,000.00      1,014.79     2.04        10.41
--------------------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO, WHICH IS NET OF
 WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

PHOENIX INCOME & GROWTH FUND

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                       10/31/07
--------------------------------------------------------------------------------

As a percentage of total investments


[PIE CHART OMITTED]
PLOT POINTS FOR EDGAR PURPOSES ARE AS FOLLOWS:

               Domestic Common Stocks                             48%
               Non-Agency Mortgage-Backed Securities              15
               Domestic Corporate Bonds                           10
               Agency Mortgage-Backed Securities                   8
               Foreign Corporate Bonds                             4
               Municipal Bonds                                     3
               Foreign Government Securities                       3
               Other (includes short-term investments)             9


                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2007
                                   (UNAUDITED)


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------

U.S. GOVERNMENT SECURITIES--0.5%

U.S. TREASURY BONDS--0.5%
U.S. Treasury Bond 4.75%, 2/15/37 ...........       $  710       $    709,612
U.S. Treasury Bond 5%, 5/15/37 ..............          700            727,836
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,439,346)                                        1,437,448
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.4%
FHLMC R010-AB 5.50%, 12/15/19 ...............          326            326,510
FNMA 5%, 6/1/18 .............................        1,227          1,212,004
FNMA 5%, 12/1/18 ............................        1,821          1,799,411
FNMA 4.50%, 6/1/19 ..........................        1,938          1,877,624
FNMA 4%, 7/1/19 .............................          642            607,545
FNMA 5%, 8/1/20 .............................          379            373,077
FNMA 6%, 11/1/31 ............................          326            330,578
FNMA 5%, 4/1/34 .............................        1,952          1,877,831
FNMA 5%, 5/1/34 .............................          653            628,584
FNMA 5.50%, 7/1/34 ..........................        3,672          3,626,067
FNMA 6%, 7/1/34 .............................          506            510,894
FNMA 6%, 5/1/35 .............................          740            745,303
FNMA 5%, 6/1/35 .............................        3,576          3,435,437
FNMA 5.50%, 6/1/35 ..........................          571            562,610
FNMA 5%, 11/1/35 ............................        2,036          1,956,505
FNMA 5%, 3/1/36 .............................          202            194,329
FNMA 5.50%, 5/1/36 ..........................          199            196,458


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
FNMA 6%, 10/1/36 ............................       $  825       $    831,466
FNMA 5.50%, 1/1/37 ..........................        1,258          1,239,556
FNMA 04-W6, 1A4 5.50%, 7/25/34 ..............          612            610,221
GNMA 6.50%, 11/15/23 ........................          121            124,798
GNMA 6.50%, 11/15/23 ........................           14             14,512
GNMA 6.50%, 11/15/23 ........................          134            138,410
GNMA 6.50%, 11/15/23 ........................           78             80,779
GNMA 6.50%, 12/15/23 ........................          161            166,093
GNMA 6.50%, 12/15/23 ........................           91             93,870
GNMA 6.50%, 12/15/23 ........................          116            119,553
GNMA 6.50%, 3/15/24 .........................          113            116,980
GNMA 6.50%, 4/15/24 .........................           45             46,486
GNMA 6.50%, 7/15/24 .........................          622            641,948
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,874,381)                                      24,485,439
-----------------------------------------------------------------------------

MUNICIPAL BONDS--3.3%

CALIFORNIA--1.5%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19
(MBIA Insured) ..............................        4,000          4,292,800

FLORIDA--0.1%
Miami-Dade County Educational Facilities
Authority Taxable Series C 5.48%, 4/1/16 ....          230            227,132



                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
MASSACHUSETTS--0.1%
Commonwealth of Massachusetts General
Obligation Series C 5.50%, 12/1/17
(FSA Insured) ...............................       $  405       $    457,816

PENNSYLVANIA--1.5%
City of Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 (FGIC Insured) .......        4,250          4,547,797

TEXAS--0.1%
Dallas-Fort Worth International Airport
Facilities Improvement Corp. Taxable 6.40%,
11/1/07 (MBIA Insured) ......................          200            200,000
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $9,694,822)                                        9,725,545
-----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--1.1%
FHLMC 5.20%, 3/5/19 .........................        1,870          1,845,832
FHLMC 5.30%, 5/12/20 ........................        1,500          1,475,789
-----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,297,868)                                        3,321,621
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.8%
Associates Manufactured Housing Pass Through
Certificate 97-2, A6 7.075%, 3/15/28(c) .....          402            411,180

Bayview Financial Acquisition Trust
06-A, 1A2 5.483%, 2/28/41(c) ................          488            473,933

Bombardier Capital Mortgage Securitization
Corp. 99-A, A3 5.98%, 1/15/18(c) ............          547            519,606

Capital One Auto Finance Trust 07-B, A3A
5.03%, 4/15/12 ..............................          975            978,036

Carmax Auto Owner Trust 05-2, A4
4.34%, 9/15/10 ..............................          300            298,022

Carmax Auto Owner Trust 07-2, A3
5.23%, 12/15/11 .............................        1,000          1,007,131

Dunkin Securitization 06-1, M1 144A
8.285%, 6/20/31(b) ..........................          375            385,920

Long Beach Auto Receivables Trust 04-A, A2
2.841%, 7/15/10(c) ..........................          425            419,790

Nomura Asset Acceptance Corp. 07-1, 1A2
5.669%, 3/25/47(c) ..........................          750            751,172

Renaissance Home Equity Loan Trust 06-1, AF2
5.533%, 5/25/36(c) ..........................          794            789,745

Residential Funding Mortgage Securities II,
Inc. 04-HI3, A4 4.63%, 1/25/20 ..............          749            740,782


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
Residential Funding Mortgage Securities II,
Inc. 06-HSA1, A3 5.23%, 2/25/36(c) ..........       $  810       $    745,937

Wachovia Auto Loan Owner Trust 06-2A, A3
144A 5.23%, 8/22/11(b) ......................          800            802,713
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,404,592)                                        8,323,967
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--10.2%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp. 7.625%, 6/15/12 ....          300            310,125

AIRLINES--0.7%
American Airlines, Inc. 01-1 6.977%, 11/23/22          729            683,449

Continental Airlines, Inc. 98-1A 6.648%,
3/15/19 .....................................          544            548,070

JetBlue Airways Corp. 04-1 9.944%, 3/15/08(c)          466            466,151
United Airlines, Inc. 01-1 6.071%, 9/1/14 ...          437            439,333
                                                                 ------------
                                                                    2,137,003
                                                                 ------------

APPLICATION SOFTWARE--0.0%
Intuit, Inc. 5.75%, 3/15/17 .................           80             77,741

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Bank of New York Mellon Corp. (The)
4.95%, 11/1/12 ..............................          370            366,613

Janus Capital Group, Inc. 6.25%, 6/15/12 ....          185            187,967
                                                                 ------------
                                                                      554,580
                                                                 ------------

AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC
6.50%, 11/15/13 .............................          155            162,823

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc. 7%, 4/15/14 ................          300            291,750

BROADCASTING & CABLE TV--0.1%
Comcast Corp. 5.30%, 1/15/14 ................          250            245,599
Time Warner Cable, Inc. 144A 5.85%, 5/1/17(b)          160            158,634
                                                                 ------------
                                                                      404,233
                                                                 ------------

BUILDING PRODUCTS--0.1%
Masco Corp. 5.85%, 3/15/17 ..................          200            194,791
Owens Corning, Inc. 6.50%, 12/1/16 ..........           70             68,130
                                                                 ------------
                                                                      262,921
                                                                 ------------

CASINOS & GAMING--0.0%
MGM MIRAGE 8.50%, 9/15/10 ...................           30             31,538

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16 ..........          310            311,201

CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. (Ireland) 6%, 9/30/16 .....          310            305,369


                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
CONSUMER FINANCE--1.2%
Ford Motor Credit Co. LLC 8.625%, 11/1/10 ...       $  190       $    184,847
Ford Motor Credit Co. LLC 9.875%, 8/10/11 ...          300            299,777
Ford Motor Credit Co. LLC 9.693%, 4/15/12(c)            65             65,650
Ford Motor Credit Co. LLC 7.80%, 6/1/12 .....          255            239,815
GMAC LLC 6.875%, 9/15/11 ....................          375            345,888
GMAC LLC 6.75%, 12/1/14 .....................          120            106,475
Residential Capital LLC 7.125%, 11/21/08 ....          150            126,404
SLM Corp. 3.638%, 2/1/10(c) .................        2,250          1,996,493
                                                                 ------------
                                                                    3,365,349
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Broadridge Financial Solutions, Inc. 6.125%,
6/1/17 ......................................          325            311,062

Convergys Corp. 4.875%, 12/15/09 ............          750            747,808
                                                                 ------------
                                                                    1,058,870
                                                                 ------------

DIVERSIFIED BANKS--0.5%
National Capital Trust II 144A 5.486%,
12/29/49(b)(c) ..............................        1,000            932,031

Wachovia Corp. 4.875%, 2/15/14 ..............          435            418,699
                                                                 ------------
                                                                    1,350,730
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Equifax, Inc. 6.30%, 7/1/17 .................          260            264,229

International Lease Finance Corp. 4.75%,
1/13/12 .....................................          375            366,147
                                                                 ------------
                                                                      630,376
                                                                 ------------

DRUG RETAIL--0.1%
CVS Caremark Corp. 5.75%, 6/1/17 ............          315            313,382

ELECTRIC UTILITIES--0.8%
Entergy Gulf States, Inc. 3.60%, 6/1/08 .....          800            790,384
Entergy Gulf States, Inc. 5.70%, 6/1/15 .....        1,000            980,118
Great River Energy 144A 5.829%, 7/1/17(b) ...          325            341,331
Southern Power Co. Series D 4.875%, 7/15/15 .          335            318,571
                                                                 ------------
                                                                    2,430,404
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc. 4.85%,
11/15/10 ....................................        1,000            999,659

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. 6.125%,
2/15/14 .....................................          500            482,500

FOOD RETAIL--0.1%
Kroger Co. (The) 6.80%, 12/15/18 ............          150            159,118
Safeway, Inc. 6.35%, 8/15/17 ................          210            217,396
                                                                 ------------
                                                                      376,514
                                                                 ------------

GAS UTILITIES--0.2%
AmeriGas Partners LP 7.25%, 5/20/15 .........          500            497,500

GENERAL MERCHANDISE STORES--0.1%
Target Corp. 5.375%, 5/1/17 .................          375            365,089


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
HEALTH CARE DISTRIBUTORS--0.1%
Cardinal Health, Inc. 144A 6%, 6/15/17(b) ...       $  200       $    204,080

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc. 6.40%, 7/1/17........          330            340,996

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16 .....          350            350,073

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 7.25%, 6/15/16 .          340            340,000

HOUSEHOLD PRODUCTS--0.2%
Kimberly-Clark Corp. 6.125%, 8/1/17 .........          275            289,493
Procter & Gamble Co. 5.55%, 3/5/37 ..........          325            318,972
                                                                 ------------
                                                                      608,465
                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The) 144A 7.75%, 10/15/15(b) .....          370            372,313

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T, Inc. 5.625%, 6/15/16 ..................          550            555,418
Citizens Communications Co. 6.25%, 1/15/13 ..          235            232,062
Qwest Corp. 7.875%, 9/1/11 ..................          150            158,250
Qwest Corp. 144A 6.50%, 6/1/17(b) ...........          190            187,150
Verizon Communications, Inc. 4.90%, 9/15/15 .          275            265,778
                                                                 ------------
                                                                    1,398,658
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.6%
BlackRock, Inc. 6.25%, 9/15/17 ..............          375            378,536
Lehman Brothers Holdings, Inc. 6%, 7/19/12 ..          375            380,195
Merrill Lynch & Co., Inc. 6.11%, 1/29/37 ....          415            381,621

Merrill Lynch & Co., Inc. (Brazil) 10.71%,
3/8/17 ......................................          280(g)         157,744

Morgan Stanley 144A (Brazil) 10.09%,
5/3/17(b) ...................................          750(g)         413,862
                                                                 ------------
                                                                    1,711,958
                                                                 ------------

LEISURE PRODUCTS--0.1%
Hasbro, Inc. 6.30%, 9/15/17 .................          275            281,667

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12 ............          245            258,218

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 ..............          310            304,371

MULTI-UTILITIES--0.1%
Dominion Resources, Inc. 5%, 3/15/13 ........          185            179,832

OFFICE ELECTRONICS--0.1%
Xerox Corp. 6.75%, 2/1/17 ...................          385            401,903

OFFICE REITS--0.1%
HRPT Properties Trust 5.75%, 11/1/15 ........          325            311,743

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18 ...........          450            420,216



                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
Apache Corp. 6%, 1/15/37 ....................       $  435       $    429,056

Plains Exploration & Production Co. 7.75%,
6/15/15 .....................................          150            150,000

XTO Energy, Inc. 6.25%, 8/1/17 ..............          210            217,718
                                                                 ------------
                                                                      796,774
                                                                 ------------

OIL & GAS REFINING & MARKETING--0.1%
Tesoro Corp. 144A 6.50%, 6/1/17(b) ..........          315            312,638

OIL & GAS STORAGE & TRANSPORTATION--0.4%
Kinder Morgan Management Co. 5.70%, 1/5/16 ..          930            851,189
TEPPCO Partners LP 7.625%, 2/15/12 ..........          150            161,041
                                                                 ------------
                                                                    1,012,230
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
General Electric Capital Corp. 5.375%,
10/20/16 ....................................          800            797,282

JPMorgan Chase & Co. 5.25%, 5/1/15 ..........          350            341,027
                                                                 ------------
                                                                    1,138,309
                                                                 ------------

PAPER PRODUCTS--0.1%
Abitibi-Consolidated Finance LP 7.875%,
8/1/09 ......................................          250            241,250

Verso Paper Holdings LLC and Verso Paper,
Inc. Series B 9.121%, 8/1/14(c) .............          107            108,070
                                                                 ------------
                                                                      349,320
                                                                 ------------

REGIONAL BANKS--0.4%
Rabobank Capital Funding II 144A
5.26%, 12/29/49(b)(c) .......................          500            478,261

SunTrust Banks, Inc. 5.25%, 11/5/12 .........          370            368,761
Zions Bancorp 5.65%, 5/15/14 ................          250            245,448
                                                                 ------------
                                                                    1,092,470
                                                                 ------------

SPECIALIZED REITS--0.1%
Host Hotels & Resorts LP 6.875%, 11/1/14 ....          250            253,125
Realty Income Corp. 6.75%, 8/15/19 ..........          140            141,121
                                                                 ------------
                                                                      394,246
                                                                 ------------

TOBACCO--0.2%
Reynolds American, Inc. 7.30%, 7/15/15.......          550            580,694
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $30,199,001)                                      29,880,831
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--15.4%

Banc of America Alternative Loan Trust
06-9, A1 6%, 1/25/37 ........................        1,419          1,419,603

Bear Stearns Adjustable Rate Mortgage Trust
05-12, 13A1 5.447%, 2/25/36(c) ..............          749            740,657

Bear Stearns Commercial Mortgage Securities
06-PW12, A4 5.711%, 9/11/38(c) ..............          880            890,878


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5%, 8/25/35 .......................       $  679       $    665,015

Citigroup/Deutsche Bank Commercial Mortgage
Trust 05-CD1, AM 5.225%, 7/15/44(c) .........          600            584,739

Citigroup/Deutsche Bank Commercial Mortgage
Trust 06-CD2, A4 5.362%, 1/15/46(c) .........        1,420          1,401,551

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 .............          889            887,847

Countrywide Home Loan Mortgage Pass-Through
Trust 07-1, A2 6%, 3/25/37 ..................          284            282,732

Credit Suisse First Boston Mortgage
Securities Corp. 05-12, 6A1 6%, 1/25/36 .....        1,161          1,160,361

Credit Suisse First Boston Mortgage
Securities Corp. 98-C1, B 6.59%, 5/17/40 ....        3,000          3,019,879

Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.555%, 2/15/39(c) ................        2,050          2,044,230

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ..........................          915            901,952

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 .........................        1,319          1,327,039

First Horizon Asset Securities, Inc. 05-AR1,
2A1 5.012%, 4/25/35(c) ......................          896            896,078

GMAC Mortgage Corp. Loan Trust 05-HE2,
A3 4.622%, 11/25/35(c) ......................          475            470,222

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(c) ...............        4,100          4,062,807

GS Mortgage Securities Corp. II 05-GG4, AJ
4.782%, 7/10/39 .............................          950            879,479

GS Mortgage Securities Corp. II 99-C1, A2
6.11%, 11/18/30(c) ..........................        1,335          1,340,335

JPMorgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%, 3/15/33 .        1,069          1,099,228

JPMorgan Mortgage Acquisition Corp.
06-CW2, AF3 5.777%, 8/25/36(c) ..............          605            597,813

JPMorgan Mortgage Acquisition Corp.
06-CW2, AF4 6.08%, 8/25/36(c) ...............          689            679,526

JPMorgan Mortgage Trust 05-S3, 2A2
5.50%, 1/25/21 ..............................          647            643,879

Lehman Brothers - UBS Commercial Mortgage
Trust 04-C7, A6 4.786%, 10/15/29(c) .........        1,800          1,728,566


                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
Lehman Brothers - UBS Commercial Mortgage
Trust 06-C6, A4 5.372%, 9/15/39 .............       $  775       $    761,643

Lehman Brothers - UBS Commercial Mortgage
Trust 07-C2, A2 5.303%, 2/15/40 .............        1,550          1,544,265

Lehman Brothers - UBS Commercial Mortgage
Trust 07-C6, A2 5.845%, 7/15/40 .............          175            178,861

Lehman XS Net Interest Margin 06-GPM5,
A1 144A 6.25%, 10/28/46(b) ..................          353            346,998

MASTR Resecuritization Trust 05-1 144A
5%, 10/28/34(b) .............................          417            391,217

Merrill Lynch Mortgage Trust 06-C1, AM
5.659%, 5/12/39(c) ..........................          850            851,969

Morgan Stanley Capital I 06-T23, A4
5.811%, 8/12/41(c) ..........................          955            974,272

Residential Accredit Loans, Inc. 06-QA1, A21
5.967%, 1/25/36(c) ..........................        1,292          1,308,608

Residential Funding Mortgage Securities I,
Inc. 05-SA1, 2A 4.856%, 3/25/35(c) ..........          956            956,288

Structured Asset Securities Corp. 03-32, 1A1
5.208%, 11/25/33(c) .........................          698            675,105

Structured Asset Securities Corp. 05-17, 1A6
5.50%, 10/25/35 .............................          908            868,234

Timberstar Trust 06-1A, A 144A 5.668%,
10/15/36(b) .................................          800            785,752

Wells Fargo Mortgage Backed Securities
Trust 04-EE, 2A3 3.992%, 12/25/34(c) ........          942            927,434

Wells Fargo Mortgage Backed Securities
Trust 05-14, 2A1 5.50%, 12/25/35 ............        1,600          1,563,513

Wells Fargo Mortgage Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 .................        1,483          1,446,200

Wells Fargo Mortgage Backed Securities
Trust 05-AR10, 2A16 4.107%, 6/25/35(c).......        1,000            971,562

Wells Fargo Mortgage Backed Securities
Trust 05-AR16, 6A3 5%, 10/25/35(c) ..........          675            672,152

Wells Fargo Mortgage Backed Securities
Trust 05-AR4, 2A1 4.523%, 4/25/35(c) ........        1,367          1,353,904

Wells Fargo Mortgage Backed Securities
Trust 05-AR4, 2A2 4.523%, 4/25/35(c) ........          273            270,821

Wells Fargo Mortgage Backed Securities
Trust 07-AR3, A4 6.067%, 4/25/37(c) .........          363            363,210
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $45,672,340)                                      44,936,424
-----------------------------------------------------------------------------


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
FOREIGN GOVERNMENT SECURITIES--2.8%

AUSTRALIA--0.1%
Commonwealth of Australia Series 909
7.50%, 9/15/09 ..............................          425(f)    $    401,082

BRAZIL--0.7%
Federative Republic of Brazil 10.50%, 7/14/14       $1,000          1,281,000
Federative Republic of Brazil 7.875%, 3/7/15           500            569,250
Federative Republic of Brazil 11%, 8/17/40 ..          200            268,950
                                                                 ------------
                                                                    2,119,200
                                                                 ------------

CANADA--0.3%
Commonwealth of Canada 4.25%, 9/1/09 ........          890(h)         942,553

GERMANY--0.3%
Federal Republic of Germany 144A 3.25%,
4/17/09(b) ..................................          699(i)         999,894

MEXICO--0.3%
United Mexican States Series MI10 9.50%,
12/18/14 ....................................        8,500(j)         867,578

NORWAY--0.2%
Kingdom of Norway 5.50%, 5/15/09 ............        3,200(k)         600,410

PHILIPPINES--0.1%
Republic of Philippines 10.625%, 3/16/25 ....           75            107,715
Republic of Philippines 7.75%, 1/14/31.......          150            171,750
                                                                 ------------
                                                                      279,465
                                                                 ------------

RUSSIA--0.1%
Russian Federation RegS 7.50%, 3/31/30(c)(e)           299            336,559

SWEDEN--0.3%
Kingdom of Sweden Series 1043 5%, 1/28/09 ...        5,900(l)         938,865

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
9.875%, 10/1/09(e) ..........................          140            153,090

TURKEY--0.2%
Republic of Turkey 12.375%, 6/15/09 .........          200            224,000
Republic of Turkey 7%, 6/5/20 ...............          220            230,296
                                                                 ------------
                                                                      454,296
                                                                 ------------

UKRAINE--0.1%
Republic of Ukraine 144A 6.58%, 11/21/16(b) .          320            326,000
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $7,843,592)                                        8,418,992
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
FOREIGN CORPORATE BONDS(d)--4.3%

ARUBA--0.1%
UFJ Finance AEC 6.75%, 7/15/13 ..............       $  325       $    342,499

AUSTRALIA--0.3%
United Energy Distribution Holdings Property
Ltd. 144A 5.45%, 4/15/16(b) .................          500            498,011

Westfield Capital Corp. Ltd./Westfield
Finance Authority 144A 5.125%, 11/15/14(b) ..          420            400,348
                                                                 ------------
                                                                      898,359
                                                                 ------------

BRAZIL--0.3%
GTL Trade Finance, Inc. 144A 7.25%,
10/20/17(b) .................................          173            175,512

Vale Overseas Ltd. 6.25%, 1/11/16 ...........          260            264,985
Vale Overseas Ltd. 6.25%, 1/23/17 ...........          170            171,889
                                                                 ------------
                                                                      612,386
                                                                 ------------

CANADA--0.3%
Catalyst Paper Corp. 7.375%, 3/1/14 .........          210            154,875

European Investment Bank 144A 4.60%,
1/30/37(b) ..................................          380(h)         374,831

Xstrata Canada Corp. 5.50%, 6/15/17 .........          295            286,438
                                                                 ------------
                                                                      816,144
                                                                 ------------

CHILE--0.7%
Banco Santander Chile 144A 5.375%,
12/9/14(b) ..................................          325            316,690

Celulosa Arauco y Constitucion S.A. 5.625%,
4/20/15 .....................................          435            427,365

Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ..................................        1,267          1,274,971
                                                                 ------------
                                                                    2,019,026
                                                                 ------------

GERMANY--0.3%
Deutsche Bank AG NY Series GS 4.079%,
3/22/12(c) ..................................        1,000            971,500

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 7%,
11/3/09(b) ..................................          500            480,000

LUXEMBOURG--0.0%
Tyco Electronic Group SA 144A 6%, 10/1/12(b)           125            126,407

MEXICO--0.0%
Vitro S.A.de CV 8.625%, 2/1/12 ..............          105            105,262

PHILIPPINES--0.1%
National Power Corp. 9.625%, 5/15/28 ........          270            332,775

RUSSIA--0.4%
Gazprom OAO (Gaz Capital SA) 144A
6.212%, 11/22/16(b) .........................          285            281,010

Gazprom OAO (Gaz Capital SA) 144A
6.51%, 3/7/22(b) ............................          125            122,500


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
RUSSIA--CONTINUED
OJSC AK Transneft (TransCapitalInvest Ltd.)
144A 5.67%, 3/5/14(b) .......................       $  380       $    366,946

TNK-BP Finance SA RegS 6.125%, 3/20/12(e) ...          375            355,088
                                                                 ------------
                                                                    1,125,544
                                                                 ------------

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c)........          700            662,280

SOUTH KOREA--0.2%
Export-Import Bank of Korea 5.50%, 10/17/12 .          330            332,516
Korea Development Bank 3.875%, 3/2/09........          350            343,613
                                                                 ------------
                                                                      676,129
                                                                 ------------

SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A 6.75%, 5/1/14(b)           185            176,675

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
7.358%, 2/15/12(b)(c) .......................          250            247,494

UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A
5.62%, 10/25/12(b) ..........................          210            210,525

Abu Dhabi National Energy Co. 144A
5.875%, 10/27/16(b) .........................          355            348,598
                                                                 ------------
                                                                      559,123
                                                                 ------------

UNITED KINGDOM--0.6%
Diageo Capital plc 5.50%, 9/30/16 ...........          310            304,921
HBOS plc 144A 5.375%, 11/29/49(b)(c) ........          750            710,840

Tate & Lyle International Finance plc 144A
6.625%, 6/15/16(b) ..........................          325            335,853

Vodafone Group plc 5%, 9/15/15 ..............          175            167,644
Vodafone Group plc 6.15%, 2/27/37 ...........          160            157,043
                                                                 ------------
                                                                    1,676,301
                                                                 ------------

UNITED STATES--0.1%
Nova Chemicals Corp. 8.484%, 11/15/13(c) ....          235            232,063

VENEZUELA--0.1%
Petroleos de Venezuela S.A. 5.25%, 4/12/17 ..          425            322,150
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $12,578,360)                                      12,382,117
-----------------------------------------------------------------------------



                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
DOMESTIC LOAN AGREEMENTS(c)--1.3%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F 6.688%, 3/31/14 .       $   45       $     44,663

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
7.493%, 3/13/14 .............................           23             22,655

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B 8.36%, 12/15/13 ....          374            360,966

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. Letter of Credit 7.11%, 12/21/12            56             55,020
Hertz Corp. Tranche B 7.11%, 12/21/12........          319            313,417
                                                                 ------------
                                                                      368,437
                                                                 ------------

BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC Tranche
B 7.13%, 3/6/14 .............................          325            312,812

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
First Data Corp. Tranche B3 7.481%, 9/24/14 .          500            484,375

DIVERSIFIED METALS & MINING--0.1%
Compass Minerals Group, Inc. Tranche B
6.653%, 12/22/12 ............................          202            200,919

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. Letter of
Credit A 6.621%, 3/28/14 ....................          146            143,377

Allied Waste North America, Inc. Tranche B
6.645%, 3/28/14 .............................          272            266,338
                                                                 ------------
                                                                      409,715
                                                                 ------------

HEALTH CARE FACILITIES--0.1%
Energy Future Holdings Tranche B2
8.645%, 10/10/14 ............................           90             89,944

Health Management Associates, Inc. Tranche B
6.913%, 2/28/14 .............................           50             47,698
                                                                 ------------
                                                                      137,642
                                                                 ------------

OIL & GAS DRILLING--0.0%
Hercules Offshore, Inc. Tranche 7.11%,
7/11/13 .....................................           75             73,597

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Helix Energy Solutions Group, Inc. Tranche
7.147%, 7/1/13 ..............................          160            157,599

PAPER PRODUCTS--0.1%
Domtar, Inc. Tranche B 6.475%, 3/7/14.. .....           60             59,524

Georgia-Pacific Corp. Tranche B1 7.15%,
12/20/12 ....................................          374            364,706
                                                                 ------------
                                                                      424,230
                                                                 ------------


                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                  ----------     ------------
PUBLISHING--0.1%
Idearc, Inc. Tranche B 7.315%, 11/1/14 ......       $  374       $    368,447

RESTAURANTS--0.1%
Burger King Corp. Tranche B1 6.75%, 6/30/12 .          150            148,875

SPECIALIZED FINANCE--0.1%
Solar Capital Corp. Tranche 8.82%, 2/28/14 ..          374            370,317
-----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $3,901,558)                                        3,885,249
-----------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(c)--0.0%

UNITED STATES--0.0%
Bausch & Lomb, Inc. Tranche T2 8.127%,
4/11/15 .....................................           33(i)          47,891
-----------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $46,330)                                              47,891
-----------------------------------------------------------------------------


                                                    SHARE
                                                  ----------

DOMESTIC COMMON STOCKS--48.2%

AEROSPACE & DEFENSE--2.5%
Boeing Co. (The) ............................       17,700          1,745,043
General Dynamics Corp. ......................        4,500            409,320
Honeywell International, Inc. ...............       15,200            918,232
Lockheed Martin Corp. .......................       11,400          1,254,456
Northrop Grumman Corp. ......................        6,600            551,892
Raytheon Co. ................................        7,500            477,075
United Technologies Corp. ...................       27,000          2,067,930
                                                                 ------------
                                                                    7,423,948
                                                                 ------------

AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc. Class B .........        2,900            217,790

AIRLINES--0.1%
AMR Corp.(n) ................................        9,200            220,800
Continental Airlines, Inc. Class B(n).. .....        3,500            120,225
                                                                 ------------
                                                                      341,025
                                                                 ------------

APPAREL RETAIL--0.3%
Aeropostale, Inc.(n) ........................        5,800            132,820
Gap, Inc. (The) .............................       24,300            459,270
Men's Wearhouse, Inc. (The) .................        3,700            156,362
                                                                 ------------
                                                                      748,452
                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp. ....................................        4,900            426,937



                        See Notes to Financial Statements

Phoenix Income & Growth Fund



                                                    SHARES           VALUE
                                                  ----------     ------------
APPLICATION SOFTWARE--0.1%
Aspen Technology, Inc.(n) ...................       15,200       $    265,088
Intuit, Inc.(n) .............................        3,200            102,944
                                                                 ------------
                                                                      368,032
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.6%
Bank of New York Mellon Corp. (The) .........       22,226          1,085,740
Federated Investors, Inc. Class B ...........        7,300            313,900
Franklin Resources, Inc. ....................        4,900            635,432
Legg Mason, Inc. ............................        5,700            472,758
Northern Trust Corp. ........................        9,200            691,932
SEI Investments Co. .........................       11,000            347,820
State Street Corp. ..........................       13,500          1,076,895
                                                                 ------------
                                                                    4,624,477
                                                                 ------------

AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(n) ...............................       15,300            543,609

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp. ........................        8,930            349,967
Thor Industries, Inc. .......................        4,200            201,600
                                                                 ------------
                                                                      551,567
                                                                 ------------

BIOTECHNOLOGY--0.5%
Biogen Idec, Inc.(n) ........................        7,700            573,188
Cephalon, Inc.(n) ...........................        1,600            117,984
OSI Pharmaceuticals, Inc.(n) ................       15,700            652,649
                                                                 ------------
                                                                    1,343,821
                                                                 ------------

BREWERS--0.1%
Anheuser-Busch Cos., Inc. ...................        8,300            425,624

BROADCASTING & CABLE TV--0.3%
CBS Corp. Class B ...........................       31,000            889,700
Citadel Broadcasting Corp. ..................            1                  4
                                                                 ------------
                                                                      889,704
                                                                 ------------

BUILDING PRODUCTS--0.1%
Masco Corp. .................................       14,000            337,120

COAL & CONSUMABLE FUELS--0.2%
Massey Energy Co. ...........................       16,200            513,216

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. .................       11,000            443,190

COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc.(n) ......................       89,600          2,962,176

COMPUTER & ELECTRONICS RETAIL--0.1%
RadioShack Corp. ............................       10,600            218,572


                                                    SHARES           VALUE
                                                  ----------     ------------
COMPUTER HARDWARE--2.0%
Hewlett-Packard Co. .........................       46,230       $  2,389,166
International Business Machines Corp. .......       28,300          3,286,196
NCR Corp.(n) ................................        2,700             74,493
                                                                 ------------
                                                                    5,749,855
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--0.1%
Emulex Corp.(n) .............................       16,000            346,560

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
AGCO Corp.(n) ...............................        6,200            370,016
Cummins, Inc. ...............................        1,100            131,956
Toro Co. (The) ..............................        5,800            322,828
                                                                 ------------
                                                                      824,800
                                                                 ------------

CONSUMER FINANCE--0.0%
AmeriCredit Corp.(n) ........................        6,400             90,304

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Automatic Data Processing, Inc. .............       13,300            659,148
Computer Sciences Corp.(n) ..................        7,100            414,569
Electronic Data Systems Corp. ...............       20,500            442,595
Fiserv, Inc.(n) .............................       11,600            642,640
                                                                 ------------
                                                                    2,158,952
                                                                 ------------

DIVERSIFIED BANKS--0.7%
Comerica, Inc. ..............................        5,500            256,740
Wells Fargo & Co. ...........................       49,100          1,669,891
                                                                 ------------
                                                                    1,926,631
                                                                 ------------

DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The) ......................       11,100            499,944

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet Corp. ......................        4,500            435,825

ELECTRIC UTILITIES--0.6%
FirstEnergy Corp. ...........................       23,200          1,617,040

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Emerson Electric Co. ........................       24,500          1,280,615
GrafTech International Ltd.(n) ..............        5,200             98,280
                                                                 ------------
                                                                    1,378,895
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(n) ...............       15,900            585,915

ELECTRONIC MANUFACTURING SERVICES--0.2%
Tyco Electronics Ltd. .......................       16,300            581,421

FOOD RETAIL--0.2%
Kroger Co. (The) ............................       15,500            455,545



                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                    SHARES           VALUE
                                                  ----------     ------------
FOOTWEAR--0.3%
NIKE, Inc. Class B ..........................       12,800       $    848,128

GAS UTILITIES--0.1%
WGL Holdings, Inc. ..........................       10,200            345,984

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(n) ...........................        9,400            225,412
Family Dollar Stores, Inc. ..................        8,700            220,545
                                                                 ------------
                                                                      445,957
                                                                 ------------

HEALTH CARE DISTRIBUTORS--0.6%
Cardinal Health, Inc. .......................       13,100            891,193
McKesson Corp. ..............................       13,900            918,790
                                                                 ------------
                                                                    1,809,983
                                                                 ------------

HEALTH CARE EQUIPMENT--0.3%
Baxter International, Inc. ..................       13,500            810,135

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(n) .............        4,200            396,396

HOME IMPROVEMENT RETAIL--0.3%
Sherwin-Williams Co. (The) ..................       15,300            977,976

HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The) .........................        5,200            299,260
Whirlpool Corp. .............................        2,700            213,786
                                                                 ------------
                                                                      513,046
                                                                 ------------

HOUSEHOLD PRODUCTS--0.7%
Clorox Co. (The) ............................       12,500            782,125
Kimberly-Clark Corp. ........................        9,300            659,277
Procter & Gamble Co. (The) ..................        7,700            535,304
                                                                 ------------
                                                                    1,976,706
                                                                 ------------

HOUSEWARES & SPECIALTIES--0.2%
American Greetings Corp. Class A ............        5,300            139,602
Newell Rubbermaid, Inc. .....................       11,100            323,676
                                                                 ------------
                                                                      463,278
                                                                 ------------

HYPERMARKETS & SUPER CENTERS--0.3%
BJ's Wholesale Club, Inc.(n) ................        7,300            261,924
Wal-Mart Stores, Inc. .......................       15,900            718,839
                                                                 ------------
                                                                      980,763
                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
Constellation Energy Group, Inc. ............        8,300            786,010

INDUSTRIAL CONGLOMERATES--0.4%
Teleflex, Inc. ..............................        3,000            219,630
Tyco International Ltd. .....................       24,850          1,023,075
                                                                 ------------
                                                                    1,242,705
                                                                 ------------


                                                    SHARES           VALUE
                                                  ----------     ------------
INDUSTRIAL MACHINERY--0.7%
Dover Corp. .................................        3,800       $    174,800
Eaton Corp. .................................       11,600          1,073,928
Gardner Denver, Inc.(n) .....................        4,600            166,198
Parker Hannifin Corp. .......................        7,700            618,849
                                                                 ------------
                                                                    2,033,775
                                                                 ------------

INSURANCE BROKERS--0.2%
AON Corp. ...................................       10,000            453,200

INTEGRATED OIL & GAS--4.3%
Chevron Corp. ...............................       21,300          1,949,163
ConocoPhillips ..............................       13,200          1,121,472
Exxon Mobil Corp. ...........................       66,700          6,135,733
Marathon Oil Corp. ..........................        8,300            490,779
Occidental Petroleum Corp. ..................       43,500          3,003,675
                                                                 ------------
                                                                   12,700,822
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--1.6%
AT&T, Inc. ..................................       88,674          3,705,686
Qwest Communications International, Inc.(n) .       35,200            252,736
Verizon Communications, Inc. ................       18,400            847,688
                                                                 ------------
                                                                    4,806,110
                                                                 ------------

INTERNET RETAIL--0.1%
Expedia, Inc.(n) ............................        4,100            133,906
IAC/InterActiveCorp.(n) .....................        8,500            250,410
                                                                 ------------
                                                                      384,316
                                                                 ------------

INTERNET SOFTWARE & SERVICES--0.2%
eBay, Inc.(n) ...............................       18,500            667,850

INVESTMENT BANKING & BROKERAGE--0.3%
Charles Schwab Corp. (The) ..................       13,700            318,388
Goldman Sachs Group, Inc. (The) .............          900            223,128
Merrill Lynch & Co., Inc. ...................        3,900            257,478
TD Ameritrade Holding Corp.(n) ..............        8,200            156,948
                                                                 ------------
                                                                      955,942
                                                                 ------------

LEISURE PRODUCTS--0.0%
Hasbro, Inc. ................................        4,700            140,295

LIFE & HEALTH INSURANCE--2.0%
AFLAC, Inc. .................................       10,300            646,634
Lincoln National Corp. ......................       13,500            841,995
MetLife, Inc. ...............................       29,200          2,010,420
Principal Financial Group, Inc. (The).. .....       11,300            764,671
Prudential Financial, Inc. ..................       13,600          1,315,392
StanCorp Financial Group, Inc. ..............        2,500            137,825
Unum Group ..................................        4,500            105,030
                                                                 ------------
                                                                    5,821,967
                                                                 ------------



                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                    SHARES           VALUE
                                                  ----------     ------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Invitrogen Corp.(n) .........................        3,400       $    308,958

MANAGED HEALTH CARE--1.3%
Aetna, Inc. .................................       16,100            904,337
CIGNA Corp. .................................       11,900            624,631
Coventry Health Care, Inc.(n) ...............        2,600            156,806
UnitedHealth Group, Inc. ....................       25,980          1,276,917
WellPoint, Inc.(n) ..........................       10,300            816,069
                                                                 ------------
                                                                    3,778,760
                                                                 ------------

METAL & GLASS CONTAINERS--0.1%
Ball Corp. ..................................        2,800            138,824
Owens-Illinois, Inc.(n) .....................        3,900            173,238
                                                                 ------------
                                                                      312,062
                                                                 ------------

MORTGAGE REITS--0.3%
Annaly Mortgage Management, Inc. ............       35,300            603,277
CapitalSource, Inc. .........................       18,700            340,714
                                                                 ------------
                                                                      943,991
                                                                 ------------

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc. .......................        2,800            144,200

MOVIES & ENTERTAINMENT--1.4%
Time Warner, Inc. ...........................       67,200          1,227,072
Viacom, Inc. Class B(n) .....................       30,300          1,251,087
Walt Disney Co. (The) .......................       46,000          1,592,980
                                                                 ------------
                                                                    4,071,139
                                                                 ------------

MULTI-LINE INSURANCE--1.0%
American International Group, Inc. ..........       45,300          2,859,336
Hartford Financial Services Group, Inc. (The)        2,100            203,763
                                                                 ------------
                                                                    3,063,099
                                                                 ------------

MULTI-UTILITIES--0.4%
Public Service Enterprise Group, Inc. .......       11,900          1,137,640

OFFICE ELECTRONICS--0.1%
Xerox Corp.(n) ..............................       15,400            268,576

OIL & GAS DRILLING--0.1%
ENSCO International, Inc. ...................        2,900            160,921

OIL & GAS EQUIPMENT & SERVICES--1.0%
Dresser-Rand Group, Inc.(n) .................        5,900            228,330
Global Industries Ltd.(n) ...................       13,500            332,370
Halliburton Co. .............................       23,630            931,495
National Oilwell Varco, Inc.(n) .............       13,300            974,092
Tidewater, Inc. .............................        6,200            338,954
                                                                 ------------
                                                                    2,805,241
                                                                 ------------


                                                    SHARES           VALUE
                                                  ----------     ------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
Devon Energy Corp. ..........................        1,300       $    121,420
Noble Energy, Inc. ..........................        1,600            122,464
                                                                 ------------
                                                                      243,884
                                                                 ------------

OIL & GAS REFINING & MARKETING--0.2%
Holly Corp. .................................        6,900            433,320
Valero Energy Corp. .........................        4,000            281,720
                                                                 ------------
                                                                      715,040
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.2%
Bank of America Corp. .......................       82,500          3,983,100
Citigroup, Inc. .............................       41,700          1,747,230
JPMorgan Chase & Co. ........................       74,900          3,520,300
                                                                 ------------
                                                                    9,250,630
                                                                 ------------

PACKAGED FOODS & MEATS--0.2%
General Mills, Inc. .........................       10,500            606,165

PAPER PACKAGING--0.1%
Packaging Corp. of America ..................       11,600            369,344

PERSONAL PRODUCTS--0.2%
NBTY, Inc.(n) ...............................       15,700            558,920

PHARMACEUTICALS--3.2%
Abbott Laboratories .........................        6,000            327,720
Endo Pharmaceuticals Holdings, Inc.(n). .....        7,000            205,100
Forest Laboratories, Inc.(n) ................       11,700            457,119
Johnson & Johnson ...........................       45,600          2,971,752
Merck & Co., Inc. ...........................       46,000          2,679,960
Pfizer, Inc. ................................      101,700          2,502,837
Wyeth .......................................        7,000            340,410
                                                                 ------------
                                                                    9,484,898
                                                                 ------------

PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. ...........................        8,600            246,476

PROPERTY & CASUALTY INSURANCE--0.7%
Allstate Corp. (The) ........................        3,300            172,920
Chubb Corp. (The) ...........................        5,200            277,420
Cincinnati Financial Corp. ..................        5,000            198,900
Philadelphia Consolidated Holding Co.(n) ....        2,900            118,320
Travelers Cos., Inc. (The) ..................       24,500          1,279,145
                                                                 ------------
                                                                    2,046,705
                                                                 ------------

RAILROADS--0.1%
Norfolk Southern Corp. ......................        6,100            315,065

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc. ....................          900             85,797



                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                    SHARES           VALUE
                                                  ----------     ------------
REGIONAL BANKS--0.4%
Bank of Hawaii Corp. ........................        1,600       $     85,056
KeyCorp .....................................       10,600            301,570
Regions Financial Corp. .....................       12,800            347,136
SunTrust Banks, Inc. ........................        2,700            196,020
Synovus Financial Corp. .....................        5,500            144,980
                                                                 ------------
                                                                    1,074,762
                                                                 ------------

RESTAURANTS--0.9%
McDonald's Corp. ............................       32,000          1,910,400
Yum! Brands, Inc. ...........................       20,000            805,400
                                                                 ------------
                                                                    2,715,800
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--0.5%
Applied Materials, Inc. .....................       30,000            582,600
KLA-Tencor Corp. ............................        1,900            100,035
Lam Research Corp.(n) .......................        4,500            225,900
MEMC Electronic Materials, Inc.(n) ..........        3,100            226,982
Novellus Systems, Inc.(n) ...................       11,200            318,192
                                                                 ------------
                                                                    1,453,709
                                                                 ------------

SEMICONDUCTORS--0.9%
Amkor Technology, Inc.(n) ...................       13,600            154,088
Integrated Device Technology, Inc.(n).. .....       19,100            256,513
Intel Corp. .................................       28,900            777,410
NVIDIA Corp.(n) .............................       15,150            536,007
ON Semiconductor Corp.(n) ...................       14,600            148,920
Texas Instruments, Inc. .....................       25,900            844,340
                                                                 ------------
                                                                    2,717,278
                                                                 ------------

SOFT DRINKS--0.7%
Coca-Cola Co. (The) .........................       19,600          1,210,496
Pepsi Bottling Group, Inc. (The) ............       22,200            956,376
                                                                 ------------
                                                                    2,166,872
                                                                 ------------

SPECIALIZED REITS--0.1%
FelCor Lodging Trust, Inc. ..................       12,900            270,126

SPECIALTY CHEMICALS--0.1%
Albemarle Corp. .............................        2,500            119,400
Fuller (H.B.) Co. ...........................        7,100            208,953
                                                                 ------------
                                                                      328,353
                                                                 ------------

STEEL--0.2%
AK Steel Holding Corp.(n) ...................        9,600            481,248
United States Steel Corp. ...................        1,700            183,430
                                                                 ------------
                                                                      664,678
                                                                 ------------

SYSTEMS SOFTWARE--2.5%
BMC Software, Inc.(n) .......................        7,300            247,032
McAfee, Inc.(n) .............................        3,600            148,860
Microsoft Corp. .............................      130,400          4,800,024


                                                    SHARES           VALUE
                                                  ----------     ------------
SYSTEMS SOFTWARE--CONTINUED
Oracle Corp.(n) .............................       67,100       $  1,487,607
Symantec Corp.(n) ...........................       34,900            655,422
                                                                 ------------
                                                                    7,338,945
                                                                 ------------

TECHNOLOGY DISTRIBUTORS--0.0%
Arrow Electronics, Inc.(n) ..................        2,200             87,956

TOBACCO--0.7%
Altria Group, Inc. ..........................       13,390            976,533
Loews Corp. - Carolina Group ................       12,500          1,072,250
Universal Corp. .............................        2,900            141,346
                                                                 ------------
                                                                    2,190,129
                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp. .........................       35,800            612,180
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $100,716,603)                                    141,130,590
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.5%

COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore) ..............       13,300            370,272

IT CONSULTING & OTHER SERVICES--0.3%
Accenture Ltd. Class A (United States). .....       20,600            804,430

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States) .....        3,500            251,825
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,461,321)                                        1,426,527
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $250,130,114)                                    289,402,641
-----------------------------------------------------------------------------

                                                     PAR
                                                    VALUE
                                                    (000)
                                                  ----------

SHORT-TERM INVESTMENTS--1.6%

COMMERCIAL PAPER(m)--1.6%
Northern Illinois Gas Co. 4.75%, 11/1/07 ....       $4,560          4,560,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,560,000)                                        4,560,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $254,690,114)                                    293,962,641(a)

Other assets and liabilities, net--(0.4)%                          (1,163,974)
                                                                 ------------
NET ASSETS--100.0%                                               $292,798,667
                                                                 ============


                        See Notes to Financial Statements

Phoenix Income & Growth Fund




ADR -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association


FSA -- Financial Security Assurance, Inc.
GNMA -- Government National Mortgage Association
MBIA -- Municipal Bond Insurance Association
REIT -- Real Estate Investment Trust



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $41,619,675 and gross depreciation of $4,381,061 for federal income tax purposes. At October 31, 2007, the aggregate cost of securities for federal income tax purposes was $256,724,027.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to a value of $15,450,237 or 5.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2F, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents Canadian Dollar.
(i) Par value represents Euro.
(j) Par value represents Mexican Peso.
(k) Par value represents Norwegian Krone.
(l) Par value represents Swedish Krona.
(m) The rate shown is the discount rate.
(n) Non-income producing.


                        See Notes to Financial Statements

PHOENIX INCOME & GROWTH FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2007
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $254,690,114)                                  $293,962,641
Foreign currency at value
   (Identified cost $46,725)                                             47,802
Receivables
   Investment securities sold                                         1,538,786
   Interest                                                           1,240,712
   Dividends                                                            106,408
   Fund shares sold                                                       5,836
Trustee retainer                                                          1,323
Prepaid expenses                                                         36,558
Other assets                                                             65,766
                                                                   ------------
     Total assets                                                   297,005,832
                                                                   ------------
LIABILITIES
Cash overdraft                                                           22,032
Payables
   Investment securities purchased                                    3,530,384
   Fund shares repurchased                                              197,130
   Investment advisory fee                                              173,602
   Distribution and service fees                                         66,877
   Trustee deferred compensation plan                                    65,766
   Transfer agent fee                                                    64,731
   Professional fee                                                      20,920
   Administration fee                                                    20,466
   Other accrued expenses                                                45,257
                                                                   ------------
     Total liabilities                                                4,207,165
                                                                   ------------
NET ASSETS                                                         $292,798,667
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $236,319,724
Undistributed net investment income                                     524,120
Accumulated net realized gain                                        16,673,967
Net unrealized appreciation                                          39,280,856
                                                                   ------------
NET ASSETS                                                         $292,798,667
                                                                   ============
CLASS A
Net asset value per share (net assets/shares outstanding)                $ 9.93
Offering price per share $9.93/(1-5.75%)                                 $10.54
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                           28,710,428
Net Assets                                                         $285,157,544
CLASS B
Net asset value (net assets/shares outstanding) and
   offering price per share                                              $ 9.99
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              612,689
Net Assets                                                         $  6,123,147
CLASS C
Net asset value (net assets/shares outstanding) and
   offering price per share                                              $10.08
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              150,620
Net Assets                                                         $  1,517,976


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $ 4,229,690
Dividends                                                             1,239,061
                                                                    -----------
     Total investment income                                          5,468,751
                                                                    -----------
EXPENSES
Investment advisory fee                                               1,042,697
Service fees, Class A                                                   362,349
Distribution and service fees, Class B                                   32,347
Distribution and service fees, Class C                                    7,825
Administration fee                                                      124,171
Transfer agent                                                          233,661
Custodian                                                                42,506
Printing                                                                 36,058
Professional                                                             24,991
Registration                                                             21,651
Trustees                                                                 13,196
Miscellaneous                                                            26,211
                                                                    -----------
     Total expenses                                                   1,967,663
Custodian fees paid indirectly                                             (937)
                                                                    -----------
     Net expenses                                                     1,966,726
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                          3,502,025
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                              10,859,050
Net realized gain (loss) on foreign currency transactions                  (306)
Net change in unrealized appreciation (depreciation)
   on investments                                                    (4,410,313)
Net change in unrealized appreciation (depreciation)
   on foreign currency translations                                       3,384
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                        6,451,815
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $ 9,953,840
                                                                    ===========


                        See Notes to Financial Statements

PHOENIX INCOME & GROWTH FUND


                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                       Six Months
                                                                                          Ended
                                                                                     October 31, 2007           Year Ended
                                                                                       (Unaudited)            April 30, 2007
                                                                                     ----------------        ----------------
FROM OPERATIONS
   Net investment income (loss)                                                       $   3,502,025           $   7,651,301
   Net realized gain (loss)                                                              10,858,744              12,674,689
   Net change in unrealized appreciation (depreciation)                                  (4,406,929)             11,623,968
                                                                                      -------------           -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            9,953,840              31,949,958
                                                                                      -------------           -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                        (3,357,452)             (7,582,018)
   Net investment income, Class B                                                           (50,937)               (148,696)
   Net investment income, Class C                                                           (12,257)                (32,884)
   Net realized short-term gains, Class A                                                        --                (579,308)
   Net realized short-term gains, Class B                                                        --                 (15,616)
   Net realized short-term gains, Class C                                                        --                  (3,611)
   Net realized long-term gains, Class A                                                         --              (5,822,255)
   Net realized long-term gains, Class B                                                         --                (156,939)
   Net realized long-term gains, Class C                                                         --                 (36,297)
                                                                                      -------------           -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                             (3,420,646)            (14,377,624)
                                                                                      -------------           -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (160,602 and 547,054 shares, respectively)               1,566,432               5,117,737
   Net asset value of shares issued from reinvestment of distributions
      (280,987 and 1,251,286 shares, respectively)                                        2,733,990              11,735,934
   Cost of shares repurchased (2,243,954 and 5,975,523 shares, respectively)            (21,855,068)            (55,835,322)
                                                                                      -------------           -------------
Total                                                                                   (17,554,646)            (38,981,651)
                                                                                      -------------           -------------
CLASS B
   Proceeds from sales of shares (30,576 and 33,400 shares, respectively)                   299,246                 315,125
   Net asset value of shares issued from reinvestment of distributions
      (4,812 and 31,192 shares, respectively)                                                47,153                 294,733
   Cost of shares repurchased (144,974 and 533,579 shares, respectively)                 (1,424,158)             (4,996,443)
                                                                                      -------------           -------------
Total                                                                                    (1,077,759)             (4,386,585)
                                                                                      -------------           -------------
CLASS C
   Proceeds from sales of shares (13,234 and 10,388 shares, respectively)                   129,811                  98,530
   Net asset value of shares issued from reinvestment of distributions
      (1,064 and 6,973 shares, respectively)                                                 10,507                  66,531
   Cost of shares repurchased (31,281 and 52,613 shares, respectively)                     (307,501)               (506,972)
                                                                                      -------------           -------------
Total                                                                                      (167,183)               (341,911)
                                                                                      -------------           -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            (18,799,588)            (43,710,147)
                                                                                      -------------           -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                (12,266,394)            (26,137,813)

NET ASSETS
   Beginning of period                                                                  305,065,061             331,202,874
                                                                                      -------------           -------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $524,120 AND 442,741, RESPECTIVELY)                                              $ 292,798,667           $ 305,065,061
                                                                                      =============           =============



                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                      -----------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                       YEAR ENDED APRIL 30,
                                      OCTOBER 31, 2007  -----------------------------------------------------------
                                         (UNAUDITED)      2007         2006        2005        2004(3)      2003
Net asset value, beginning of period        $ 9.71       $ 9.18       $ 8.90      $ 8.66       $ 7.92      $ 8.41
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)            0.12         0.23         0.22        0.22         0.22        0.24
   Net realized and unrealized gain (loss)    0.21         0.75         0.44        0.26         0.76       (0.48)
                                            ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS         0.33         0.98         0.66        0.48         0.98       (0.24)
                                            ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.11)       (0.24)       (0.24)      (0.24)       (0.24)      (0.25)
   Distributions from net realized gains        --        (0.21)       (0.14)         --           --          --
                                            ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                     (0.11)       (0.45)       (0.38)      (0.24)       (0.24)      (0.25)
                                            ------       ------       ------      ------       ------      ------
Change in net asset value                     0.22         0.53         0.28        0.24         0.74       (0.49)
                                            ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD              $ 9.93       $ 9.71       $ 9.18      $ 8.90       $ 8.66      $ 7.92
                                            ======       ======       ======      ======       ======      ======
Total return(1)                               3.47%(5)    10.93%        7.33%       5.53%       12.40%      (2.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $285,158     $296,354     $318,318    $350,609     $381,423    $380,101
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.30%(4)     1.34%        1.28%       1.28%        1.29%       1.28 %
   Net investment income (loss)               2.36%(4)     2.47%        2.38%       2.46%        2.54%       3.10 %
Portfolio turnover                              24%(5)       46%          72%         59%          83%         93 %

                                                                             CLASS B
                                      -----------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                      YEAR ENDED APRIL 30,
                                      OCTOBER 31,2007    ----------------------------------------------------------
                                         (UNAUDITED)      2007         2006        2005        2004(3)      2003
Net asset value, beginning of period        $ 9.77       $ 9.23       $ 8.95      $ 8.71       $ 7.96      $ 8.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)            0.08         0.16         0.15        0.15         0.16        0.18
   Net realized and unrealized gain (loss)    0.22         0.76         0.44        0.26         0.76       (0.47)
                                            ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS         0.30         0.92         0.59        0.41         0.92       (0.29)
                                            ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.08)       (0.17)       (0.17)      (0.17)       (0.17)      (0.18)
   Distributions from net realized gains        --        (0.21)       (0.14)         --           --          --
                                            ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                     (0.08)       (0.38)       (0.31)      (0.17)       (0.17)      (0.18)
                                            ------       ------       ------      ------       ------      ------
Change in net asset value                     0.22         0.54         0.28        0.24         0.75       (0.47)
                                            ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD              $ 9.99       $ 9.77       $ 9.23      $ 8.95       $ 8.71      $ 7.96
                                            ======       ======       ======      ======       ======      ======
Total return(1)                               3.07%(5)    10.04%        6.58%       4.69%       11.61%      (3.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $6,123       $7,059      $10,997     $16,145      $24,228     $34,234
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.04%(4)     2.08%        2.03%       2.03%        2.04%       2.03 %
   Net investment income (loss)               1.62%(4)     1.73%        1.62%       1.71%        1.82%       2.37 %
Portfolio turnover                              24%(5)       46%          72%         59%          83%         93 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.00 and $0.00 and the net investment income ratio for the period ending April 30, 2004 by 0.04% and 0.03% for Class A and Class B, respectively. Prior to May 1, 2003, the Fund did not hold any debt index securities.
(4) Annualized.
(5) Not annualized.


                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS C
                                      -----------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                       YEAR ENDED APRIL 30,
                                      OCTOBER 31, 2007   ----------------------------------------------------------
                                         (UNAUDITED)      2007         2006        2005        2004(3)      2003
Net asset value, beginning of period        $ 9.86       $ 9.31       $ 9.02      $ 8.78       $ 8.02      $ 8.49
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)            0.08         0.16         0.15        0.15         0.15        0.19
   Net realized and unrealized gain (loss)    0.22         0.77         0.45        0.26         0.78       (0.48)
                                            ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS         0.30         0.93         0.60        0.41         0.93       (0.29)
                                            ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.08)       (0.17)       (0.17)      (0.17)       (0.17)      (0.18)
   Distributions from net realized gains        --        (0.21)       (0.14)         --           --          --
                                            ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                     (0.08)       (0.38)       (0.31)      (0.17)       (0.17)      (0.18)
                                            ------       ------       ------      ------       ------      ------
Change in net asset value                     0.22         0.55         0.29        0.24         0.76       (0.47)
                                            ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD              $10.08       $ 9.86       $ 9.31      $ 9.02       $ 8.78      $ 8.02
                                            ======       ======       ======      ======       ======      ======
Total return(1)                               3.04%(5)    10.06%        6.64%       4.65%       11.64%      (3.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $1,518       $1,652       $1,888      $1,988       $1,980      $1,374

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.04%(4)     2.09%        2.03%       2.03%        2.04%       2.04 %
   Net investment income (loss)               1.61%(4)     1.72%        1.63%       1.71%        1.77%       2.35 %
Portfolio turnover                              24%(5)       46%          72%         59%          83%         93 %





(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.01 and the net investment income ratio for the period ending April 30, 2004 by 0.04% for Class C. Prior to May 1, 2003, the Fund did not hold any debt index securities.
(4) Annualized.
(5) Not annualized.


                        See Notes to Financial Statements

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (UNAUDITED)

1. ORGANIZATION

   Phoenix Investment Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   As of the date of this shareholder report one Fund is offered for sale. The Phoenix Income & Growth Fund ("Income & Growth Fund") (the "Fund") is diversified and has a primary investment objective of investing in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund has a secondary investment objective to achieve capital appreciation when it is consistent with the Fund's primary objective.

   The Fund offers Class A shares, Class B shares and Class C shares for sale.

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of all classes of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (UNAUDITED) (CONTINUED)

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

G. FORWARD CURRENCY CONTRACTS:

   The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

J. LOAN AGREEMENTS:

   The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (UNAUDITED) (CONTINUED)

fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

               1st $1     $1+-$2    Over $2
              Billion    Billion    Billion
             --------    -------    -------
               0.70%      0.65%      0.60%

   Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX, is the subadviser to the Fund.

   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended October 31, 2007, as follows:

               Class A         Class B          Class C
             Net Selling      Deferred         Deferred
             Commissions    Sales Charges    Sales Charges
             -----------    -------------    -------------
              $ 3,444          $ 4,078           $ 11

   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the Administrator to the Fund. For its services, which includes financial agent services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Funds in the Phoenix Funds and The Phoenix Edge Series Fund.

   For the period ended October 31, 2007, the Fund incurred administration fees totaling $124,171.

   PEPCO serves as the Fund's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended October 31, 2007, transfer agent fees were $233,661.

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at October 31, 2007.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended October 31, 2007, were as follows:

                       Purchases             Sales
                    ---------------    ----------------
                      $64,695,415        $ 69,630,331

   Purchases and sales of long-term U.S. Government and agency securities during the period ended October 31, 2007, were as follows:

                       Purchases             Sales
                    ---------------    ----------------
                      $ 2,760,555        $  14,659,526

5. CREDIT RISK AND ASSET CONCENTRATION

   The Fund may invest a high percentage of its assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (UNAUDITED) (CONTINUED)


6. INDEMNIFICATIONS

   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement was necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis, the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of these matters will be material to these financial statements.

8. SUBSEQUENT EVENT

   On November 15, 2007, the Boards of Trustees of Phoenix Investment Series Fund and Phoenix Equity Trust approved the reorganization of Phoenix Income & Growth Fund (the "Predecessor Fund"), a series of Phoenix Investment Series Fund into a newly created fund named Phoenix Income & Growth Fund (the "Successor Fund"), a series of Phoenix Equity Trust. The reorganization is expected to be complete on or about March 3, 2008. The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio team will be the same as those of the Predecessor Fund. The reorganization is a result of an effort to consolidate the number of trusts operating within the Phoenix Funds family.

PHOENIX INVESTMENT SERIES FUND
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel,
   Secretary and Chief Legal Officer


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM



--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

                                                            ---------------
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                                                             U.S. POSTAGE
                                                                 PAID
                                                             LANCASTER, PA
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[LOGO OMITTED]
PHOENIX


Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480







For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


PXP661                                                                     12-07
BPD33456

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2) Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Investment Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                          ----------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         January 7, 2008
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                          ----------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         January 7, 2008
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                          ------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date         January 7, 2008
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.